CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Assets
Cash and Cash Equivalents	¥ 896,039	¥ 951,242
Restricted Cash	135,126	128,333
Net Investment in Leases	1,052,017	1,029,518
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥63,272 million December 31, 2021 ¥156,950 million	3,851,697	3,670,784
Allowance for Credit Losses	(79,116)	(78,945)
Investment in Operating Leases	1,410,656	1,408,189
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥9,384 million December 31, 2021 ¥17,414 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2021 Amortized Cost ¥2,026,767 million Allowance for Credit Losses ¥(120) million December 31, 2021 Amortized Cost ¥2,179,191 million Allowance for Credit Losses ¥(124) million	2,828,488	2,660,443
Property under Facility Operations	604,266	491,855
Investment in Affiliates	934,927	887,764
Trade Notes, Accounts and Other Receivable	308,829	354,334
Inventories	138,022	142,156
Office Facilities	239,687	246,399
Other Assets	1,770,522	1,671,010
Total Assets	14,091,160	13,563,082
Liabilities:
Short-Term Debt	665,886	307,269
Deposits	2,281,464	2,317,785
Trade Notes, Accounts and Other Payable	226,494	260,712
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥266,422 million December 31, 2021 ¥216,208 million	1,912,474	1,822,422
Current and Deferred Income Taxes	419,990	363,460
Long-Term Debt	4,350,742	4,416,833
Other Liabilities	989,345	971,457
Total Liabilities	10,846,395	10,459,938
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	261,407	259,361
Retained Earnings	2,856,748	2,744,588
Accumulated Other Comprehensive Income (Loss)	(29,369)	(84,650)
Treasury Stock, at Cost:	(161,937)	(111,954)
ORIX Corporation Shareholders' Equity	3,147,960	3,028,456
Noncontrolling Interests	96,805	74,688
Total Equity	3,244,765	3,103,144
Total Liabilities and Equity	14,091,160	13,563,082
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	4,836	4,305
Installment Loans (Net of Allowance for Credit Losses)	203,337	238,236
Investment in Operating Leases	88,287	78,633
Property under Facility Operations	233,467	230,216
Investment in Affiliates	50,441	51,226
Other Assets	100,093	111,924
Total Assets	680,461	714,540
Liabilities:
Short-Term Debt	0	500
Trade Notes, Accounts and Other Payable	1,690	2,390
Long-Term Debt	422,680	413,268
Other Liabilities	39,672	42,024
Total Liabilities	¥ 464,042	¥ 458,182